JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-45.17%
	Communication Services-4.53%
8,411	Alphabet, Inc., Class A*	$12,327,161
80,904	Comcast Corp., Class A	3,742,619
23,700	Facebook, Inc., Class A*	6,207,030
5,930	NetEase, Inc., ADR	2,696,193
90,000	Verizon Communications, Inc.	5,354,100
		30,327,103

	Consumer Discretionary-5.05%
14,610	Alibaba Group Holding, Ltd., Sponsored ADR*	4,295,048
1,800	Amazon.com, Inc.*	5,667,714
40,000	Best Buy Co., Inc.	4,451,600
25,400	Helen of Troy, Ltd.*	4,915,408
16,930	Home Depot, Inc.	4,701,630
30,000	McDonald's Corp.	6,584,700
20,540	Target Corp.	3,233,407
		33,849,507

	Consumer Staples-3.73%
35,000	Coca-Cola Co.	1,727,950
6,220	Costco Wholesale Corp.	2,208,100
7,059	Kimberly-Clark Corp.	1,042,332
100,000	Kroger Co.	3,391,000
56,000	Procter & Gamble Co.	7,783,440
62,785	Walmart, Inc.	8,784,249
		24,937,071

	Energy-0.93%
34,185	Chevron Corp.	2,461,320
15,000	Pioneer Natural Resources Co.	1,289,850
53,000	TOTAL SE, Sponsored ADR	1,817,900
15,780	Valero Energy Corp.	683,590
		6,252,660

	ExchangeTraded Funds-2.70%
457,836	iShares® Gold Trust*	8,236,470
45,830	iShares® Russell 2000® ETF	6,864,876
30,469	iShares® Silver Trust ETF*	659,349
12,974	SPDR® Gold Shares ETF*	2,297,955
		18,058,650

	Financials-3.35%
7,000	BlackRock, Inc.	3,944,850
35,000	Fifth Third Bancorp	746,200
83,070	JPMorgan Chase & Co.	7,997,149
29,534	LPL Financial Holdings, Inc.	2,264,372
5,500	MSCI, Inc.	1,962,290
17,630	Nelnet, Inc., Class A	1,062,207
10,000	PNC Financial Services Group, Inc.	1,099,100
35,000	Progressive Corp.	3,313,450
		22,389,618

	Health Care-6.84%
40,003	Abbott Laboratories	4,353,526
26,160	Amgen, Inc.	6,648,826
6,000	Anthem, Inc.	1,611,540

Shares or Principal Amount		Value
	Health Care (continued)
95,000	AstraZeneca PLC, Sponsored ADR	$5,206,000
59,940	CVS Health Corp.	3,500,496
33,955	Eli Lilly & Co.	5,026,019
43,170	Johnson & Johnson	6,427,150
10,000	Medtronic PLC	1,039,200
180,000	Pfizer, Inc.	6,606,000
3,265	Regeneron Pharmaceuticals, Inc.*	1,827,682
11,280	UnitedHealth Group, Inc.	3,516,766
		45,763,205

	Industrials-4.26%
17,352	Caterpillar, Inc.	2,588,051
27,300	Eaton Corp. PLC	2,785,419
15,000	FedEx Corp.	3,772,800
27,000	Generac Holdings, Inc.*	5,228,280
11,300	Lockheed Martin Corp.	4,331,064
4,540	Northrop Grumman Corp.	1,432,325
10,000	Old Dominion Freight Line, Inc.	1,809,200
50,000	Schneider Electric SE, ADR	1,245,500
21,500	Union Pacific Corp.	4,232,705
6,000	United Rentals, Inc.*	1,047,000
		28,472,344

	Information Technology-10.29%
10,000	Adobe, Inc.*	4,904,300
135,000	Apple, Inc.	15,634,350
10,000	ASML Holding NV	3,692,700
16,048	Cadence Design Systems, Inc.*	1,711,198
16,950	CMC Materials, Inc.	2,420,629
60,000	Intel Corp.	3,106,800
5,175	Lam Research Corp.	1,716,806
13,561	Logitech International SA	1,048,401
18,500	Mastercard, Inc., Class A	6,256,145
94,325	Microsoft Corp.	19,839,377
5,411	NVIDIA Corp.	2,928,541
12,500	PayPal Holdings, Inc.*	2,462,875
7,819	SYNNEX Corp.	1,095,129
10,000	VeriSign, Inc.*	2,048,500
		68,865,751

	Materials-1.02%
5,000	Air Products and Chemicals, Inc.	1,489,300
21,770	Avery Dennison Corp.	2,783,077
16,145	Celanese Corp.	1,734,780
4,000	Ecolab, Inc.	799,360
		6,806,517

	Real Estate-1.20%
16,400	Crown Castle International Corp., REIT	2,730,600
10,000	Digital Realty Trust, Inc., REIT	1,467,600
5,000	Equinix, Inc., REIT	3,800,650
		7,998,850

	Utilities-1.27%
30,000	American Water Works Co., Inc.	4,346,400
60,000	Xcel Energy, Inc.	4,140,600
		8,487,000

TOTAL COMMON STOCKS
(Cost $240,986,800)		302,208,276

Shares or Principal Amount		Value
CORPORATE BONDS-12.39%
	Consumer, Cyclical-2.65%
$5,000,000	eBay, Inc., 2.600%, 7/15/22	$5,164,297
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,268,333
785,000	McDonald's Corp., 5.700%, 2/1/39	1,097,245
1,000,000	Ross Stores, Inc., 4.700%, 4/15/27	1,179,428
2,000,000	Starbucks Corp., 2.550%, 11/15/30	2,115,184
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,896,156
		17,720,643
	Consumer, Non-cyclical-1.79%
2,000,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	1,970,197
3,000,000	Hershey Co., 4.125%, 12/1/20	3,018,969
5,000,000	Johnson & Johnson, 1.300%, 9/1/30	5,046,748
1,950,000	Keurig Dr Pepper, Inc., 2.530%, 11/15/21	1,990,288
		12,026,202
	Exchange Traded Funds-0.79%
25,000	iShares® Convertible Bond ETF	2,018,750
25,000	iShares® Trust 5-10 Year Investment Grade Corporate Bond ETF	1,520,250
25,000	SPDR® Bloomberg Barclays Convertible Securities ETF	1,722,250
		5,261,250
	Financial-2.63%
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,336,737
1,000,000	Citigroup, Inc., 2.650%, 10/26/20	1,001,606
2,000,000	Citigroup, Inc., 3.875%, 3/26/25	2,200,211
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	5,047,151
1,000,000	Wells Fargo & Co., 2.000%, 5/15/25	1,002,629
		17,588,334
	Industrial-0.80%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,785,480
1,000,000	General Electric Co., 2.700%, 10/9/22	1,035,380
2,000,000	General Electric Co., 6.875%, 1/10/39	2,558,515
		5,379,375
	Technology-3.73%
2,500,000	Apple, Inc., 2.050%, 9/11/26	2,672,295
5,000,000	Intel Corp., 3.300%, 10/1/21	5,148,095
5,000,000	Intel Corp., 2.875%, 5/11/24	5,404,061
3,700,000	Microsoft Corp., 5.200%, 6/1/39	5,473,771
5,000,000	Oracle Corp., 2.500%, 5/15/22	5,156,331
1,000,000	PayPal Holdings, Inc., 2.650%, 10/1/26	1,090,902
		24,945,455
TOTAL CORPORATE BONDS
(Cost $76,458,873)		82,921,259

Shares or Principal Amount		Value
MUNICIPAL BONDS-2.85%
	Hawaii-1.47%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	9,866,160

	Ohio-1.38%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,837,623
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,392,800
		9,230,423
TOTAL MUNICIPAL BONDS
(Cost $17,840,431)		19,096,583

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-6.06%
	Federal Farm Credit Banks Funding Corp.-0.97%
$5,725,000	2.750%, 11/6/26	6,476,558

Shares or Principal Amount		Value
	Federal Home Loan Banks-2.79%
$10,000,000	2.875%, 6/13/25	$11,196,163
5,000,000	4.080%, 5/25/33	5,480,737
2,000,000	2.200%, 4/23/35	1,982,466
		18,659,366
	Tennessee Valley Authority-2.30%
10,000,000	5.250%, 9/15/39	15,415,175

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $35,868,334)		40,551,099

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-3.91%
	Fannie Mae Pool-3.58%
6,420,606	3.500%, 9/1/33	6,936,979
16,083,958	2.500%, 1/1/57	16,991,156
		23,928,135
	Fannie Mae REMICS-0.33%
2,131,728	3.500%, 5/25/47	2,196,091

TOTAL MORTGAGE BACKED SECURITIES
(Cost $24,159,846)		26,124,226

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-24.81%
	Federal Farm Credit Banks Funding Corp.-0.30%
$2,000,000	0.670%, 8/4/25	2,002,674

	Federal Home Loan Banks-0.30%
2,000,000	0.580%, 9/11/25	1,997,968

	U.S. Treasury Bonds-15.31%
5,000,000	2.625%, 11/15/20	5,015,368
29,000,000	2.000%, 8/15/25	31,418,555
28,000,000	2.750%, 2/15/28	32,569,688
12,500,000	2.625%, 2/15/29	14,597,656
14,000,000	1.625%, 8/15/29	15,238,125
3,000,000	2.250%, 8/15/49	3,567,539
		102,406,931
	U.S. Treasury Notes-6.05%
40,000,000	2.375%, 4/15/21	40,482,812

	United States Treasury Inflation Indexed Bonds-2.85%
18,251,450	0.625%, 4/15/23	19,087,024

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $154,576,035)		165,977,409

Shares or Principal Amount		Value
FOREIGN BONDS-1.11%
	Singapore Government Bond-1.11%
SGD 10,000,000	2.250%, 6/1/21	7,423,958

TOTAL FOREIGN BONDS
(Cost $7,434,865)		7,423,958

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-3.50%
	Mutual Fund-3.50%
23,391,880	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.060%	$23,391,880

TOTAL SHORT TERM INVESTMENTS
(Cost $23,391,880)		23,391,880

TOTAL INVESTMENT SECURITIES-99.80%
(Cost $580,717,064)		667,694,690
OTHER ASSETS IN EXCESS OF LIABILITIES-0.20%		1,338,150
NET ASSETS-100.00%		$669,032,840

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS-99.29%
	Communication Services-1.06%
21,650	Gray Television, Inc.*	$298,120
		298,120

	Consumer Discretionary-11.01%
3,270	Deckers Outdoor Corp.*	719,433
3,045	Helen of Troy, Ltd.*	589,268
2,400	LGI Homes, Inc.*	278,808
23,300	MDC Holdings, Inc.	1,097,430
3,800	Meritage Homes Corp.*	419,482
		3,104,421

	Consumer Staples-4.50%
13,275	Ingles Markets, Inc., Class A	504,981
16,770	Village Super Market, Inc., Class A	412,710
7,355	Weis Markets, Inc.	353,040
		1,270,731

	Energy-2.04%
51,100	Frontline, Ltd.	332,150
2,500	HollyFrontier Corp.	49,275
39,365	WPX Energy, Inc.*	192,889
		574,314

	Financials-20.24%
36,580	American Equity Investment Life Holding Co.	804,394
3,870	American Financial Group, Inc.	259,213
8,300	Assured Guaranty, Ltd.	178,284
32,325	Chimera Investment Corp., REIT	265,065
13,520	Evercore, Inc., Class A	885,019
77,700	First BanCorp	405,594
36,000	Genworth Financial, Inc., Class A*	120,600
55,410	Ladder Capital Corp., REIT	394,519
16,875	Piper Sandler Cos.	1,231,875
31,700	Radian Group, Inc.	463,137
40,575	Sixth Street Specialty Lending, Inc.	698,296
		5,705,996

	Health Care-8.47%
77,560	Innoviva, Inc.*	810,502
8,690	Integer Holdings Corp.*	512,797
11,650	National HealthCare Corp.	725,911
24,240	Tivity Health, Inc.*	339,845
		2,389,055

	Industrials-16.42%
4,800	AGCO Corp.	356,496
18,955	Encore Wire Corp.	879,891
4,570	FTI Consulting, Inc.*	484,283
6,580	Generac Holdings, Inc.*	1,274,151
24,198	Hillenbrand, Inc.	686,255
6,000	MasTec, Inc.*	253,200
9,680	Patrick Industries, Inc.	556,794
2,335	TriNet Group, Inc.*	138,512
		4,629,582

Shares		Value
	Information Technology-25.51%
10,050	Avnet, Inc.	$259,692
4,465	CMC Materials, Inc.	637,647
10,800	EVERTEC, Inc.	374,868
19,890	Insight Enterprises, Inc.*	1,125,376
32,945	Nova Measuring Instruments, Ltd.*	1,717,752
13,500	PC Connection, Inc.	554,310
21,500	Super Micro Computer, Inc.*	567,600
21,060	Sykes Enterprises, Inc.*	720,463
5,035	SYNNEX Corp.	705,202
9,700	TTEC Holdings, Inc.	529,135
		7,192,045

	Materials-5.90%
24,030	Boise Cascade Co.	959,278
16,000	Cleveland-Cliffs, Inc.	102,720
5,500	Innospec, Inc.	348,260
13,120	Schnitzer Steel Industries, Inc., Class A	252,298
		1,662,556

	Real Estate-0.91%
29,280	Xenia Hotels & Resorts, Inc., REIT	257,078
		257,078

	Utilities-3.23%
3,385	IDACORP, Inc.	270,461
10,375	PNM Resources, Inc.	428,799
5,935	Portland General Electric Co.	210,692
		909,952

TOTAL COMMON STOCKS
(Cost $26,298,034)		27,993,850

Shares		Value
SHORT TERM INVESTMENTS-0.69%
	Mutual Fund-0.69%
194,047	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.060%	194,047

TOTAL SHORT TERM INVESTMENTS
(Cost $194,047)		194,047

TOTAL INVESTMENT SECURITIES-99.98%
(Cost $26,492,081)		28,187,897
OTHER ASSETS IN EXCESS OF LIABILITIES-0.02%		4,650
NET ASSETS-100.00%		$28,192,547

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS-94.96%
	Consumer Discretionary-14.27%
16,230	Century Communities, Inc.*	$687,016
30,210	Haverty Furniture Cos., Inc.	632,597
31,660	M/I Homes, Inc.*	1,457,943
		2,777,556

	Consumer Staples-8.07%
19,230	Ingles Markets, Inc., Class A	731,509
6,557	John B Sanfilippo & Son, Inc.	494,267
14,030	Village Super Market, Inc., Class A	345,278
		1,571,054

	Energy-0.67%
7,145	NACCO Industries, Inc., Class A	130,110
		130,110

	Financials-17.97%
57,215	Ares Commercial Real Estate Corp., REIT	522,945
48,590	Enova International, Inc.*	796,390
9,320	Federal Agricultural Mortgage Corp., Class C	593,311
34,030	OFG Bancorp	424,014
10,830	Piper Sandler Cos.	790,590
26,675	Universal Insurance Holdings, Inc.	369,182
		3,496,432

	Health Care-15.71%
6,405	BioSpecifics Technologies Corp.*	338,376
24,730	Innoviva, Inc.*	258,428
5,270	Integer Holdings Corp.*	310,983
48,010	Kamada, Ltd.*	401,364
33,200	Lantheus Holdings, Inc.*	420,644
7,050	National HealthCare Corp.	439,286
11,475	PetIQ, Inc.*	377,757
6,030	Semler Scientific, Inc.*	321,942
19,495	Vanda Pharmaceuticals, Inc.*	188,322
		3,057,102

	Industrials-20.61%
102,175	ACCO Brands Corp.	592,615
13,035	ArcBest Corp.	404,867
27,900	CAI International, Inc.	768,087
24,726	Patrick Industries, Inc.	1,422,240
21,680	Vectrus, Inc.*	823,840
		4,011,649

	Information Technology-15.88%
6,240	Insight Enterprises, Inc.*	353,059
28,615	Nova Measuring Instruments, Ltd.*	1,491,986

Shares		Value
	Information Technology (continued)
30,368	PC Connection, Inc.	$1,246,910
		3,091,955

	Materials-1.78%
18,045	Schnitzer Steel Industries, Inc., Class A	347,005
		347,005

TOTAL COMMON STOCKS
(Cost $16,108,981)		18,482,863

Shares		Value
SHORT TERM INVESTMENTS-5.02%
	Mutual Fund-5.02%
977,667	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.060%	977,667

TOTAL SHORT TERM INVESTMENTS
(Cost $977,667)		977,667

TOTAL INVESTMENT SECURITIES-99.98%
(Cost $17,086,648)		19,460,530
OTHER ASSETS IN EXCESS OF LIABILITIES-0.02%		4,572
NET ASSETS-100.00%		$19,465,102

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-64.69%
	Communication Services-6.35%
200	Alphabet, Inc., Class A*	$293,120
6,160	Comcast Corp., Class A	284,962
2,500	Communication Services Select Sector SPDR® Fund	148,500
800	Facebook, Inc., Class A*	209,520
455	NetEase, Inc., ADR	206,875
3,875	Verizon Communications, Inc.	230,524
		1,373,501

	Consumer Discretionary-9.20%
1,480	Alibaba Group Holding, Ltd., Sponsored ADR*	435,090
40	Amazon.com, Inc.*	125,949
4,000	Best Buy Co., Inc.	445,160
90	Chipotle Mexican Grill, Inc.*	111,934
1,100	Helen of Troy, Ltd.*	212,872
1,450	Home Depot, Inc.	402,679
575	McDonald's Corp.	126,207
885	Tractor Supply Co.	126,856
		1,986,747

	Consumer Staples-4.46%
9,300	Kroger Co.	315,363
1,690	Procter & Gamble Co.	234,893
2,950	Walmart, Inc.	412,734
		962,990

	Energy-1.70%
2,350	Chevron Corp.	169,200
5,550	EOG Resources, Inc.	199,467
		368,667

	Exchange Traded Funds-2.49%
16,125	iShares® Gold Trust*	290,089
5,600	iShares® MSCI Emerging Markets ETF	246,904
		536,993

	Financials-4.86%
365	BlackRock, Inc.	205,696
300	FactSet Research Systems, Inc.	100,464
1,150	Goldman Sachs Group, Inc.	231,115
2,000	JPMorgan Chase & Co.	192,540
1,250	LPL Financial Holdings, Inc.	95,837
2,355	Progressive Corp.	222,948
		1,048,600

	Health Care-9.96%
1,500	Abbott Laboratories	163,245
1,575	Amgen, Inc.	400,302
775	Anthem, Inc.	208,157
6,000	ARK Genomic Revolution ETF*	382,260
1,295	Johnson & Johnson	192,800
3,125	Medtronic PLC	324,750
3,220	Pfizer, Inc.	118,174
175	Regeneron Pharmaceuticals, Inc.*	97,961

Shares or Principal Amount		Value
	Health Care (continued)
1,595	Zoetis, Inc.	$263,765
		2,151,414

	Industrials-5.66%
3,475	AGCO Corp.	258,088
785	Caterpillar, Inc.	117,083
1,240	FedEx Corp.	311,885
575	Lockheed Martin Corp.	220,386
320	Northrop Grumman Corp.	100,957
1,220	United Rentals, Inc.*	212,890
		1,221,289

	Information Technology-16.87%
720	Adobe, Inc.*	353,110
6,000	Apple, Inc.	694,860
667	ASML Holding NV	246,303
4,535	Cisco Systems, Inc.	178,634
1,035	KLA Corp.	200,521
715	Lam Research Corp.	237,201
3,650	Logitech International SA	282,182
820	Mastercard, Inc., Class A	277,299
2,525	Microsoft Corp.	531,083
600	NVIDIA Corp.	324,732
1,600	PayPal Holdings, Inc.*	315,248
		3,641,173

	Materials-1.31%
4,475	Newmont Mining Corp.	283,939
		283,939

	Real Estate-0.95%
4,350	CBRE Group, Inc., Class A*	204,319
		204,319

	Utilities-0.88%
6,155	NRG Energy, Inc.	189,205
		189,205

TOTAL COMMON STOCKS
(Cost $12,347,927)		13,968,837

Shares or Principal Amount		Value
CORPORATE BONDS-11.23%
	Consumer, Cyclical-2.45%
$500,000	Starbucks Corp., 2.550%, 11/15/30	528,796

	Consumer, Non-cyclical-2.28%
250,000	AstraZeneca PLC, 0.700%, 4/8/26	245,140
250,000	Automatic Data Processing, Inc., 1.250%, 9/1/30	246,275
		491,415
	Exchange Traded Funds-4.53%
6,000	iShares® Convertible Bond ETF	484,500
7,170	SPDR® Bloomberg Barclays Convertible Securities ETF	493,941
		978,441
	Financial-1.73%
$250,000	Citigroup, Inc., 3.875%, 3/26/25	275,026
100,000	Wells Fargo & Co., 2.000%, 5/15/25	100,263
		375,289

Shares or Principal Amount		Value
	Industrial-0.24%
$50,000	General Electric Co., 2.700%, 10/9/22	$51,769

TOTAL CORPORATE BONDS
(Cost $2,303,510)		2,425,710

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-17.88%
	Federal Farm Credit Banks Funding Corp.-2.32%
$500,000	0.670%, 8/4/25	500,669

	U.S. Treasury Bonds-11.39%
700,000	2.625%, 11/15/20	702,151
1,200,000	2.625%, 2/15/29	1,401,375
300,000	2.250%, 8/15/49	356,754
		2,460,280
	U.S. Treasury Notes-2.41%
500,000	1.125%, 2/28/25	519,473

	United States Treasury Inflation Indexed Bonds-1.76%
373,558	0.625%, 7/15/21	379,118

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $3,649,725)		3,859,540

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-6.16%
	Mutual Fund-6.16%
1,329,801	First American Treasury Obligations Fund, Class X, 7-Day Yield 0.060%	1,329,801

TOTAL SHORT TERM INVESTMENTS
(Cost $1,329,801)		1,329,801

TOTAL INVESTMENT SECURITIES-99.96%
(Cost $19,630,963)		21,583,888
OTHER ASSETS IN EXCESS OF LIABILITIES-0.04%		8,693
NET ASSETS-100.00%		$21,592,581

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds Notes to Quarterly Schedule of Investments
September 30, 2020 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Micro Cap Fund and James Aggressive Allocation Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP.

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase.

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2020 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

James Advantage Funds	Notes to Quarterly Schedule of Investments
September 30, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$302,208,276	$–	$–	$302,208,276
Corporate Bonds	–	82,921,259	–	82,921,259
Municipal Bonds	–	19,096,583	–	19,096,583
U.S. Government Agencies	–	40,551,099	–	40,551,099
Mortgage Backed Securities	–	26,124,226	–	26,124,226
U.S. Treasury Bonds & Notes	161,976,767	4,000,642	–	165,977,409
Foreign Bonds	–	7,423,958	–	7,423,958
Short Term Investments	23,391,880	–	–	23,391,880
Total	$487,576,923	$180,117,767	$–	$667,694,690

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$27,993,850	$–	$–	$27,993,850
Short Term Investments	194,047	–	–	194,047
Total	$28,187,897	$–	$–	$28,187,897

James Micro Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,482,863	$–	$–	$18,482,863
Short Term Investments	977,667	–	–	977,667
Total	$19,460,530	$–	$–	$19,460,530

James Aggressive Allocation Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,968,837	$–	$–	$13,968,837
Corporate Bonds	–	2,425,710	–	2,425,710
U.S. Treasury Bonds & Notes	3,358,871	500,669	–	3,859,540
Short Term Investments	1,329,801	–	–	1,329,801
Total	$18,657,509	$2,926,379	$–	$21,583,888

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Notes to Quarterly Schedule of Investments	James Advantage Funds
September 30, 2020 (Unaudited)

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2020, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Exchange Traded Funds (ETFs)

Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

3. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the nine months ended September 30, 2020, only the James Balanced: Golden Rainbow Fund utilized their line of credit. The average amount of borrowings was $180,000 over 1 day with a weighted-average interest rate of 3.25% for the James Balanced: Golden Rainbow Fund. Interest on funded and unfunded loans was $16 for the James Balanced: Golden Rainbow Fund for the three month period ended September 30, 2020. Each Fund’s line of credit agreement expired on July 8, 2020 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$35,000,000	Prime Rate*	July 7, 2021
James Small Cap Fund	$1,250,000	Prime Rate*	July 7, 2021
James Micro Cap Fund	$750,000	Prime Rate*	July 7, 2021
James Aggressive Allocation Fund	$500,000	Prime Rate*	July 7, 2021

*	The rate at which the Bank announces its prime lending rate.